Note 14 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - Beginning of period	1,951,035	$104.41
Granted	600,000	148.72
Exercised	(213,462)	57.58
Shares issuable under options - December 31, 2022	2,337,573	$120.06	2.5	$38,459
Options exercisable - End of period	997,476	$98.00	1.5	$30,465

Stock Options Exercised [Table Text Block]
2022

Number of options exercised	213,462

Aggregate fair value	$29,529
Intrinsic value	17,233
Amount of cash received	12,296

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2022

Risk free rate	1.8%
Expected life in years	4.11
Expected volatility	30.8%
Dividend yield	0.6%

Weighted average fair value per option granted	$33.29